Unaudited Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenues
Voyage revenue	$ 18,474,782	$ 20,048,813
Related party revenue	120,000	120,000
Commissions	(1,044,290)	(1,030,826)
Net revenue	17,550,492	19,137,987
Operating expenses
Voyage expenses	918,433	1,138,951
Vessel operating expenses	13,384,584	12,036,879
Drydocking expenses	989,309	1,372,211
Vessel depreciation	5,780,952	5,825,417
Management fees	2,122,035	2,430,598
Other general and administrative expenses	1,712,085	1,978,792
Total operating expenses	24,907,398	24,782,848
Operating loss	(7,356,906)	(5,644,861)
Other income/(expenses)
Interest and other financing costs	(849,384)	(957,923)
Loss on derivatives, net	(165,272)	(95,865)
Other investment income	565,250	475,000
Foreign exchange gain	33,462	404
Interest income	22,205	255,269
Other expenses, net	(393,739)	(323,115)
Equity loss in joint venture	(955,540)	(1,262,204)
Net loss	(8,706,185)	(7,230,180)
Dividend Series B Preferred shares	(808,524)	(651,416)
Earnings / Net loss available to common shareholders	$ (9,514,709)	$ (7,881,596)
Loss per share, basic and diluted (in Dollars per share)	$ (1.64)	$ (1.50)
Weighted average number of shares outstanding, basic & diluted (in Shares)	5,784,025	5,244,685